[Logo] Western-Southern Life(R)


                                        Writer's Direct Dial: 513-629-1853
                                                 Fax: 513-629-1044
                                  E-mail: elisabeth.dahl@westernsouthernlife.com

April 13, 2007


Public Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Columbus Life Insurance Company Separate Account 1
        Pinnacle Variable Universal Life
        Post-Effective Amendment on Form N-6
        File Nos. 811-09337 and 333-47940

Ladies and Gentlemen:

On behalf of Columbus Life Insurance Company Separate Account 1, the Registrant, Columbus Life Insurance Company, the Depositor, and The Western and Southern Life Insurance Company, the Guarantor, attached please find materials comprising Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 under the Securities Act of 1933 (the "1933 Act"), and Post-Effective Amendment No. 22 under the Investment Company Act of 1940, for the Pinnacle Variable Universal Life Contracts.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the guarantee of insurance obligations of the Depositor by the Guarantor and to include the financial statements of the Guarantor. The Registrant, its distributor Touchstone Securities, Inc. ("Touchstone"), and the Guarantor respectfully request, consistent with Rule 461(a) under the 1933 Act, that the Commission, pursuant to delegated authority, grant acceleration of the effective date of this filing and that such Registration Statement be declared effective at 5:00 p.m. Eastern Time, on April 20, 2007, or as soon as practicable thereafter. Depositor, Registrant, Guarantor and Touchstone are aware of their obligations under the 1933 Act.

We acknowledge that 1) should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and 2) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Depositor, Registrant, or Guarantor from full responsibility for the adequacy and accuracy of the disclosure in the filing; and 3) Depositor, Registrant and Guarantor may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.


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Please address any questions or comments to me at (513) 629-1853.

Yours very truly,

/s/ Elisabeth A. Dahl

Elisabeth A. Dahl
Counsel, Securities

COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

       By:
       COLUMBUS LIFE INSURANCE COMPANY


       By:  /s/ J.J. Miller
           ___________________________________________
            J.J. Miller, President and CEO

THE WESTERN AND SOUTHERN LIFE
INSURANCE COMPANY


       By: /s/ Edward S. Heenan
          ___________________________________________
           Edward S. Heenan, Senior Vice President

TOUCHSTONE SECURITIES, INC.


       By:  /s/ Jill T. McGruder
          ___________________________________________
            Jill T. McGruder, President